CONVERTIBLE NOTES (Details) $ / shares in Units, ¥ in Thousands						11 Months Ended	12 Months Ended
	Nov. 13, 2023 USD ($) $ / shares shares	Aug. 04, 2022 USD ($)	May 06, 2021 USD ($) shares	Mar. 17, 2021 USD ($) Y $ / shares D	Feb. 02, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥) Y $ / shares	Dec. 31, 2024 USD ($) Y	Dec. 31, 2023 CNY (¥) $ / shares Y	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) Y $ / shares	Nov. 30, 2023 USD ($) Y	Aug. 22, 2022 Y	Mar. 31, 2021 USD ($)	Dec. 31, 2009 $ / shares
Debt Instrument [Line Items]
Repayments of convertible notes | ¥							¥ 34,390
Legal fees, accounting costs, due diligence, monitoring and other transaction costs incurred		$ 15,000
Proceeds from the issuance of convertible notes | ¥									¥ 85,349	¥ 33,704
Exercise price of warrant | $ / shares															$ 19.5
Expiration term of warrants	2 years
Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount	$ 6,000,000						¥ 43,061		¥ 66,679
Interest rate (as a percent)	3.00%
Term of the notes	2 years
Convertible Notes Payable, Net | Bripheno PTE. LTD
Debt Instrument [Line Items]
Principal amount	$ 6,000,000
Interest rate (as a percent)	3.00%
Conversion price | $ / shares	$ 15
Term of the notes	2 years
February Note
Debt Instrument [Line Items]
Principal amount					$ 5,000,000
Interest rate (as a percent)				6.00%	6.00%
Repayments of convertible notes						$ 5,000,000
Initial carrying value					$ 1,700,000
March Note
Debt Instrument [Line Items]
Principal amount				$ 20,000,000							$ 20,000,000			$ 20,000,000
Interest rate (as a percent)				6.00%										6.00%
Ordinary shares | shares			3,277,050
Amount of fair value			$ 2,444,444
March Note | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option				0			0		0		0
March Note | Expected Volatility
Debt Instrument [Line Items]
Fair value of conversion option				2.0594			1.2048		1.0709		1.2048
March Note | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option				0.0007			0.0479		0.0473		0.0479
March Note | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y				1			1.21		1.21		1.21
March Note | Estimated Fair Value of Price Per Share
Debt Instrument [Line Items]
Fair value of conversion option | $ / shares				42.39			0.67		0.44		0.67
March Note | Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount | ¥							¥ 129,956		¥ 129,956
November Note
Debt Instrument [Line Items]
Principal amount												$ 6,000,000
Interest rate (as a percent)												3.00%
November Note | Dividend Yield
Debt Instrument [Line Items]
Fair value of conversion option												0
November Note | Expected Volatility
Debt Instrument [Line Items]
Fair value of conversion option												1.1009
November Note | Weighted Average Risk-free Interest Rate
Debt Instrument [Line Items]
Fair value of conversion option												0.0502
November Note | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y												2
November Note | Convertible Notes Payable, Net
Debt Instrument [Line Items]
Principal amount | ¥							¥ 43,061		¥ 43,061
Convertible Debenture Agreement, Six Percent, August 2022
Debt Instrument [Line Items]
Principal amount		$ 5,500,000
Debt instrument redemption percentage		6.00%
Repayments of convertible notes								$ 5,500,000
Original issue discount		$ 500,000
Proceeds from the issuance of convertible notes		$ 4,985,000
Convertible Debenture Agreement, Six Percent, August 2022 | Expected Life
Debt Instrument [Line Items]
Fair value of conversion option | Y													2
Class A ordinary shares
Debt Instrument [Line Items]
Ordinary shares | shares					30
Shares subject to redemption price per share | $ / shares					$ 0.0001
Number of shares called by warrants | shares	120,000,000
Class A ordinary shares | Convertible Notes Payable, Net | Bripheno PTE. LTD
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 0.05
ADR
Debt Instrument [Line Items]
Ordinary shares | shares					10,000,000
Shares subject to redemption price per share | $ / shares	$ 12
Number of shares called by warrants | shares	400,000
Exercise price of warrant | $ / shares	$ 60
Expiration term of warrants	2 years
ADR | Convertible Notes Payable, Net
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 15
ADR | Convertible Notes Payable, Net | Bripheno PTE. LTD
Debt Instrument [Line Items]
Conversion price | $ / shares	$ 15
ADR | February Note
Debt Instrument [Line Items]
Conversion price | $ / shares					$ 14
Ordinary shares | shares					50,000
Sale of stock price per share | $ / shares					$ 18.5
Amount of fair value					$ 900,000
Debt discount					$ 600,000
Amortized discount over the life					12 months
ADR | March Note
Debt Instrument [Line Items]
Debt instrument redemption percentage				90.00%
Amount of fair value				$ 2,444,444
Conversion price percentage				90.00%
Average trading day price | D				5
ADR | Convertible Debenture Agreement, Six Percent, August 2022
Debt Instrument [Line Items]
Debt instrument redemption percentage							90.00%	90.00%
Conversion price percentage							90.00%	90.00%
Average trading day price | Y							5	5